Investment Securities - Disclosure of Carrying Value of Banks Investment Securities Per Measurement Category (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Investment securities	$ 153,019	$ 152,832
Debt Investments [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Investment securities	122,132	118,226
Debt Investments [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Investment securities	28,494	29,412
Debt Investments [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Investment securities	27	28
Equity securities [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Investment securities	290	3,162
Equity securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Investment securities	$ 2,076	$ 2,004